Treasury shares	12 Months Ended
Dec. 31, 2025
Disclosure of Treasury Shares [abstract]
Treasury shares
19.
Treasury shares

	2024	2025	2025
	RMB’000	RMB’000	US$’000
At January 1	—	285,561	41,249
Addition	285,561	—	—
At December 31	285,561	285,561	41,249

In 2024, the Company purchased 3,339,968 of its ordinary shares by way of open market transactions at prevailing market prices and privately negotiated transactions. The total amount paid to purchase the shares was approximately RMB 285.6 million and this was presented as a component within equity attributable to equity holders of the Company.